Balance Sheet Details (Tables)	12 Months Ended
Jul. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories	Inventories consist of the following:
	July 31,
	2017	2016
Raw materials	$82,000	$120,000
Finished goods	191,000	230,000
	$273,000	$350,000

Schedule of Property Plant and Equipment

Property, plant, and equipment consist of the following:

	July 31,
	2017	2016
Computers and equipment	$1,045,000	$840,000
Furniture and fixtures	21,000	21,000
	1,066,000	861,000
Less accumulated depreciation	(518,000)	(421,000)
	$548,000	$440,000

Schedule of Patents	Patents consist of the following:
	July 31,
	2017	2016
Patents	$3,485,000	$3,475,000
Less accumulated amortization	(2,663,000)	(2,495,000)
	$822,000	$980,000